Intangible Assets and Goodwill (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Accumulated Amortization, definite lived	$ (61.2)	$ (58.7)	$ (48.0)
Total intangible asset, gross	287.1	310.0	310.0
Total intangible asset, net	225.9	251.3	262.0
Customer relationships
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross, definite lived	105.0	105.0	105.0
Accumulated Amortization, definite lived	(40.3)	(38.8)	(31.9)
Net, definite lived	64.7	66.2	73.1
Tradenames
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross, definite lived	95.1	95.1	95.1
Accumulated Amortization, definite lived	(20.9)	(19.9)	(16.1)
Net, definite lived	74.2	75.2	79.0
Product formulations
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived	$ 87.0	$ 109.9	$ 109.9